INTANGIBLE ASSETS (Details) - ARS ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Intangible assets
Intangible assets	$ 59,870	$ 4,635
Net carrying value before impairment
Intangible assets
Intangible assets	61,493	$ 4,635
Accumulated impairment
Intangible assets
Intangible assets	$ (1,623)